Fathom OpCo Class A Contingently Redeemable Preferred Units	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Fathom OpCo Class A Contingently Redeemable Preferred Units
Note 16 — Fathom OpCo Class A Contingently Redeemable Preferred Units
Fathom OpCo had the following contingently redeemable preferred units issued and outstanding at December 31, 2020 (Predecessor):

	Shares Authorized	Shares Issued and Outstanding	Original Issue Price	Carrying Value	Accumulated Unpaid Dividends	Amount Contingently Redeemable
Class A Preferred Units	1,167,418	1,167,418	$46.35	$54,105	$9,253	$63,358
The rights and preferences of holders of the redeemable convertible preferred stock are as follows:
Dividends
Fathom OpCo’s Class A Contingently Redeemable Preferred Units (“Class A Preferred Units”) were issued at $100 par per unit and accumulate a preferred return at 8.0 percent, compounded on the first business day of each calendar quarter in respect of the prior calendar quarter.
Fathom OpCo does not record any changes in carrying value of the Class A Preferred Units due to cumulative unpaid dividends. Dividends are accrued at the time they are declared by the Company’s Board of Managers. No dividends were declared or paid on the Class A Preferred Units in the 2020 Predecessor Period and 2021 Predecessor Period.
Voting Rights
Class A Contingently Redeemable Preferred unitholders are not entitled to voting rights.
Redemption
The Company shall make a distribution to each of the Class A preferred unitholders in an amount equal to the aggregate Class A preferred unpaid yield and Class A preferred unreturned capital, effective upon the occurrence of any of the following events (referred to as a “redemption event”): the sale, lease, license, transfer, conveyance or other disposition of a majority of the assets of the subsidiaries of the Company; the merger, consolidation, recapitalization, reorganization or sale of securities; any merger, consolidation, joint venture or other business combination pursuant to which the Company is combined with that of a special purpose acquisition company or other blank-check company which has a class of equity securities publicly listed on a national securities exchange; or a public offering with respect to Incodema Holdings or any of its subsidiaries, the reorganization of Incodema Holdings or any of its subsidiaries from a limited liability company to a corporation (whether or not in connection with a public offering) or an election by Incodema Holdings to be treated as a corporation for U.S. federal income tax purposes.
As a result, the Class A Preferred Units were recorded separately from members’ equity because they are redeemable upon the occurrence of redemption events that are considered not solely within the Company’s control.
The Company expensed issuance costs related to the Class A Preferred Stock as incurred for the 2020 Predecessor Period. The amounts expensed were immaterial to the Company’s financial statements.